COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Rental expenses for operating Lease	$ 66,330	$ 33,769	$ 14,302
Unrecognized Tax benefits	78,933	$ 70,296	$ 50,983	$ 24,756
Accrued Expenses And Other Liabilities [Member]
Unrecognized Tax benefits	$ 121,856